SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2019
Schedule of Estimated Useful Lives of Property, Plant and Equipment
Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Estimated residual value
Buildings	35~50 years	5-10%
Electronic and office equipment	5 years	5-10%
Motor vehicles	5 years	5-10%
Leasehold improvement and building improvement	Shorter of lease term or 5 years	—

Schedule Of Estimated Useful Lives Of Other Intangible Assets
Other intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:

Category	Estimated useful life
Computer software	3~5 years
Trademarks and domain names	3~11 years
Courseware	1~5 years
Business contracts	3~5 years
Copyrights	5~7 years
Others	3.5~8 years

Disaggregation of Revenue	The Group’s
revenues are
reported net of VAT and surcharges
.

	Over-time	A point-in-time	Total
	US$	US$	US$
Online education services	144,221	1,696	145,917
Books and reference materials	—	27,372	27,372
Other professional education services	14,079	8,679	22,758
Professional education services	158,300	37,747	196,047
Sales of learning simulation software	—	12,979	12,979
Business start-up training services	—	2,796	2,796
Total	158,300	53,552	211,822

	Refundable course model	Non-refundable course model	Total
	US$	US$	US$
Online education services	22,465	123,452	145,917
Books and reference materials	—	27,372	27,372
Other professional education services	—	22,758	22,758
Professional education services	22,465	173,582	196,047
Sales of learning simulation software	—	12,979	12,979
Business start-up training services	—	2,796	2,796
Total	22,465	189,357	211,822

Summary Of Deferred Revenue expected To Be Realized	The Group’s contract liabilities mainly consist of prepayments from students (deferred revenue), with a balance of US$
80,560
as of October 1, 2018, of which US$
62,363
was recognized in revenue during the year ended September 30, 2019. The remaining balance of US$
127,766
as of September 30, 2019 is expected to be recognized as follows
:

US$
Years ending September 30, 2020	94,202
2021	24,999
2022	7,288
2023	1,159
2024	118

127,766

Schedule Of Impact Of Adoption Of ASC 606 ON Financials Statements
The following table presents the impact of the adoption of Topic 606 on the consolidated balance sheet and statement of operations as of and for the year ended September 30, 2019:

	As of and for the year ended September 30, 2019
		Balances without
		adoption of	Effect change
	As reported	Topic 606	higher/(lower)
	US$	US$	US$
Net revenues	211,822	195,531	16,291
Selling expenses – commission fee	(10,752)	(16,178)	(5,426)
Prepayment and other current asset	4,974	—	4,974
Other non-current asset	3,251	—	3,251
Deferred revenue – current portion	94,202	92,896	1,306
Deferred revenue – non-current portion	33,564	27,570	5,994
Refundable fees – current portion	435	3,673	(3,238)
Refundable fees – non-current portion	2,440	23,245	(20,805)
Retained earnings at beginning	39,414	29,717	9,697